Description of Plan - Additional Information (Detail) - EBP 006 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, employer contribution, matching percentage	100.00%
EBP, employer contribution, participant compensation matched, percentage	6.00%
EBP, participant contribution, automatic, deferral rate	3.00%
EBP, forfeited nonvested account.	$ 2,159,682	$ 1,468,556
EBP, forfeited nonvested account, decrease from employer contribution	1,475,504
EBP, note receivable from participant, account, maximum borrowing, amount.	$ 50,000
EBP, note receivable from participant, account, maximum borrowing, to total account, percentage.	50.00%
EBP, note receivable from participant, account, minimum borrowing, amount.	$ 1,000
EBP, Vested account lump sum threshold	$ 1,000
Year 0-2 [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan employer matching and discretionary contributions percentage	0.00%
Employee benefit plan terminates participants percentage	100.00%
Year 3 [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan employer matching and discretionary contributions percentage	100.00%
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, participant contribution, automatic, deferral rate	10.00%
Employee benefit plan participant contribute compensation percentage	100.00%
EBP, vested amount of direct rollover if no election	$ 1,000
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, participant contribution, automatic, deferral rate	1.00%
Employee benefit plan participant contribute compensation percentage	1.00%
EBP, vested amount of direct rollover if no election	$ 7,000